Annual Fund Operating Expenses - PSF PGIM Jennison Focused Blend Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.75%
+ Distribution and/or Service Fees (12b-1 Fees)	none
+ Administration Fees	none
+ Other Expenses	0.11%
= Total Annual Portfolio Operating Expenses	0.86%
Class II
Operating Expenses:
Management Fees	0.75%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Administration Fees	0.15%
+ Other Expenses	0.11%
= Total Annual Portfolio Operating Expenses	1.26%
Class III
Operating Expenses:
Management Fees	0.75%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Administration Fees	none
+ Other Expenses	0.11%
= Total Annual Portfolio Operating Expenses	1.11%